Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Cash	12,050	636	933
Cash equivalents	183,466	-	-
	195,516	636	933